Quarterly Holdings Report
for
Fidelity® Emerging Markets Multifactor ETF
(formerly Fidelity® Targeted Emerging Markets Factor ETF)
January 31, 2021
EMK-QTLY-0321
1.9893931.101

Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.3%
	Shares	Value
BERMUDA – 1.1%
China Resources Gas Group Ltd.	32,000	$ 160,127
Cosan Ltd. Class A	604	10,467
TOTAL BERMUDA		170,594
BRAZIL – 3.5%
Ambev S.A.	52,000	143,911
B3 S.A. - Brasil Bolsa Balcao	7,200	78,861
BB Seguridade Participacoes S.A.	9,300	47,115
Cosan S.A.	700	9,624
Lojas Renner S.A.	8,870	67,373
Vale S.A.	14,300	230,356
TOTAL BRAZIL		577,240
CAYMAN ISLANDS – 19.3%
Alibaba Group Holding Ltd. ADR (a)	2,632	668,081
ANTA Sports Products Ltd.	7,000	115,826
Arco Platform Ltd. Class A (a)	39	1,238
Autohome, Inc. ADR	442	48,722
Baozun, Inc. ADR (a)	69	2,828
China Medical System Holdings Ltd.	112,000	160,911
China Meidong Auto Holdings Ltd.	18,000	60,589
China Yuhua Education Corp. Ltd. (b)	50,000	43,849
Fu Shou Yuan International Group Ltd.	48,000	45,748
GSX Techedu, Inc. (a)	34	3,570
Hengan International Group Co. Ltd.	15,000	107,656
Huazhu Group Ltd. ADR	183	8,876
JD.com, Inc. ADR (a)	1,462	129,665
Kingboard Laminates Holdings Ltd.	45,500	73,585
Kingdee International Software Group Co. Ltd.	21,000	84,771
NetEase, Inc. ADR	922	106,021
New Oriental Education & Technology Group, Inc. ADR (a)	199	33,333
NIO, Inc. ADR (a)	1,365	77,805
Parade Technologies Ltd.	1,000	43,210
Pinduoduo, Inc. ADR (a)	607	100,586
SINA Corp. (a)	891	37,262
TAL Education Group ADR (a)	649	49,895
Tencent Holdings Ltd.	8,700	764,659
Topsports International Holdings Ltd. (b)	42,000	68,250
Trip.com Group Ltd. ADR (a)	715	22,758
Vipshop Holdings Ltd. ADR (a)	648	17,768
Want Want China Holdings Ltd.	168,000	120,900
XD, Inc. (a)	1,200	10,268
Yadea Group Holdings Ltd. (b)	54,000	140,678
TOTAL CAYMAN ISLANDS		3,149,308
CHINA – 7.5%
Agricultural Bank of China Ltd. Class H	145,000	52,361
A-Living Smart City Services Co. Ltd. (b)	24,250	105,865
Anhui Conch Cement Co. Ltd. Class H	17,500	103,707

	Shares	Value

Bank of China Ltd. Class H	228,000	$ 77,335
China Construction Bank Corp. Class H	208,000	157,733
China Minsheng Banking Corp. Ltd. Class H	59,000	33,785
China Pacific Insurance Group Co. Ltd. Class H	15,000	62,098
China Shenhua Energy Co. Ltd. Class H	11,000	20,400
GF Securities Co. Ltd. Class H	25,400	37,147
Guotai Junan Securities Co. Ltd. Class H (b)	18,800	27,350
Industrial & Commercial Bank of China Ltd. Class H	192,000	122,571
Jiangsu Expressway Co. Ltd. Class H	132,000	153,214
Livzon Pharmaceutical Group, Inc. Class H	28,000	103,639
PICC Property & Casualty Co. Ltd. Class H	44,000	32,118
Postal Savings Bank of China Co. Ltd. Class H (b)	66,000	47,156
The People's Insurance Co. Group of China Ltd. Class H	94,000	28,974
TravelSky Technology Ltd. Class H	27,000	60,311
TOTAL CHINA		1,225,764
EGYPT – 0.3%
Commercial International Bank Egypt SAE	10,681	42,819
TOTAL EGYPT		42,819
GREECE – 0.2%
JUMBO S.A.	2,425	38,152
TOTAL GREECE		38,152
HONG KONG – 1.9%
China Everbright Ltd.	18,000	23,191
China Resources Pharmaceutical Group Ltd. (b)	236,000	124,181
Guangdong Investment Ltd.	92,000	161,602
TOTAL HONG KONG		308,974
HUNGARY – 1.2%
Richter Gedeon Nyrt	6,655	188,577
TOTAL HUNGARY		188,577
INDIA – 9.2%
Bajaj Auto Ltd.	696	38,213
Coal India Ltd.	9,714	16,763
Divi's Laboratories Ltd.	4,675	215,927
Eicher Motors Ltd.	930	34,981
HCL Technologies Ltd.	3,037	38,046
HDFC Bank Ltd. (a)	9,295	177,148
HDFC Life Insurance Co. Ltd. (a)(b)	4,380	40,699

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDIA – continued
Hero MotoCorp Ltd.	781	$ 34,854
Hindustan Unilever Ltd.	4,959	153,874
ICICI Lombard General Insurance Co. Ltd. (a)(b)	1,704	30,724
ICICI Prudential Life Insurance Co. Ltd. (a)(b)	5,125	33,787
Infosys Ltd.	7,110	120,746
Kotak Mahindra Bank Ltd. (a)	3,480	81,703
Nestle India Ltd.	475	111,068
Oil & Natural Gas Corp. Ltd.	16,177	19,578
Pidilite Industries Ltd.	8,017	183,531
Power Finance Corp. Ltd.	26,454	39,812
SBI Life Insurance Co. Ltd. (a)(b)	3,003	35,580
Tata Consultancy Services Ltd.	2,142	91,345
TOTAL INDIA		1,498,379
INDONESIA – 2.1%
Adaro Energy Tbk PT	204,900	17,525
Bank Central Asia Tbk PT	34,900	84,078
Bank Rakyat Indonesia Persero Tbk PT	248,800	74,126
Kalbe Farma Tbk PT	1,455,400	151,972
Telkom Indonesia Persero Tbk PT	96,400	21,369
TOTAL INDONESIA		349,070
JERSEY – 0.6%
Polymetal International PLC	3,339	72,491
WNS Holdings Ltd. ADR (a)	450	30,231
TOTAL JERSEY		102,722
MALAYSIA – 4.6%
DiGi.Com Bhd	10,300	9,657
Genting Bhd	52,900	52,082
Malayan Banking Bhd	27,923	53,946
Maxis Bhd	7,800	9,204
Nestle Malaysia Bhd	3,000	101,670
Petronas Chemicals Group Bhd	56,700	94,114
Petronas Dagangan Bhd	3,300	15,804
Petronas Gas Bhd	41,100	163,078
PPB Group Bhd	22,800	104,341
Telekom Malaysia Bhd	8,100	12,724
Westports Holdings Bhd	123,900	131,792
TOTAL MALAYSIA		748,412
MEXICO – 4.3%
America Movil S.A.B. de C.V.	63,900	43,193
Bolsa Mexicana de Valores S.A.B. de C.V.	19,900	45,264
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	17,700	180,820
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	11,900	189,785

	Shares	Value

Kimberly-Clark de Mexico SAB de CV Class A	69,100	$ 122,356
Orbia Advance Corp. SAB de CV	54,600	119,279
TOTAL MEXICO		700,697
PHILIPPINES – 1.0%
Globe Telecom, Inc.	165	6,662
Manila Electric Co.	29,050	157,706
TOTAL PHILIPPINES		164,368
POLAND – 0.4%
Asseco Poland S.A.	1,408	25,742
Cyfrowy Polsat S.A.	3,706	30,430
TOTAL POLAND		56,172
QATAR – 0.4%
Qatar National Bank QPSC	14,308	70,774
TOTAL QATAR		70,774
RUSSIA – 3.2%
Gazprom PJSC	7,180	20,404
Inter RAO UES PJSC (a)	2,185,000	152,022
LUKOIL PJSC	241	17,252
MMC Norilsk Nickel PJSC	391	127,067
Mobile TeleSystems PJSC	4,059	36,531
Novatek PJSC	655	11,060
Sberbank of Russia PJSC	31,080	106,450
Surgutneftegas PJSC	12,400	5,523
Tatneft PJSC	1,170	7,605
VTB Bank PJSC	71,710,000	34,880
TOTAL RUSSIA		518,794
SAUDI ARABIA – 1.4%
Jarir Marketing Co.	1,162	54,154
Southern Province Cement Co.	7,347	174,334
TOTAL SAUDI ARABIA		228,488
SOUTH AFRICA – 4.1%
Anglo American Platinum Ltd.	1,440	145,198
AVI Ltd.	24,100	120,944
Capitec Bank Holdings Ltd. (a)	1,627	149,925
Kumba Iron Ore Ltd.	3,261	131,766
Mr Price Group Ltd.	6,418	73,707
Vodacom Group Ltd.	4,623	38,013
TOTAL SOUTH AFRICA		659,553
SOUTH KOREA – 15.1%
Chong Kun Dang Pharmaceutical Corp.	1,095	179,629
Com2uSCorp	63	9,017
DB HiTek Co. Ltd.	78	4,288
DB Insurance Co. Ltd.	1,350	44,413
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOUTH KOREA – continued
DL E&C Co. Ltd. (a)	991	$ 98,804
DL Holdings Co. Ltd.	797	43,462
Douzone Bizon Co. Ltd.	37	3,304
Hyundai Marine & Fire Insurance Co. Ltd.	2,667	47,446
Iljin Materials Co. Ltd.	42	2,681
Kangwon Land, Inc.	2,914	61,349
KMW Co. Ltd. (a)	52	3,579
KT&G Corp. (a)	1,852	132,782
Kumho Petrochemical Co. Ltd.	1,495	330,782
LEENO Industrial, Inc.	21	2,880
LG Innotek Co. Ltd.	27	4,827
Lotte Chemical Corp.	748	174,529
NAVER Corp.	240	73,592
NCSoft Corp.	31	26,411
Pearl Abyss Corp. (a)	42	11,824
S-1 Corp.	1,688	121,930
Samsung Electro-Mechanics Co. Ltd.	103	18,784
Samsung Electronics Co. Ltd.	9,838	721,184
Samsung SDI Co. Ltd.	94	61,681
Samsung SDS Co. Ltd.	63	11,011
Seegene, Inc.	654	96,469
SK Hynix, Inc.	903	98,889
SK Telecom Co. Ltd.	73	15,923
WONIK IPS Co. Ltd. (a)	70	2,997
Woongjin Coway Co. Ltd. (a)	883	55,020
TOTAL SOUTH KOREA		2,459,487
TAIWAN – 12.1%
Catcher Technology Co. Ltd.	4,000	28,283
Cathay Financial Holding Co. Ltd.	46,000	65,544
Chicony Electronics Co. Ltd.	7,000	21,623
Chunghwa Telecom Co. Ltd.	7,000	26,998
E.Sun Financial Holding Co. Ltd.	69,295	58,401
Elan Microelectronics Corp.	4,000	22,784
Far EasTone Telecommunications Co. Ltd.	6,000	12,856
Formosa Plastics Corp.	36,000	111,847
Foxconn Technology Co. Ltd.	12,000	32,054
Lite-On Technology Corp.	15,000	29,408
Novatek Microelectronics Corp.	3,000	42,210
Pegatron Corp.	13,000	36,397
Pou Chen Corp.	51,000	50,995
Powertech Technology, Inc.	7,000	24,348
Radiant Opto-Electronics Corp.	6,000	24,641
Simplo Technology Co. Ltd.	2,000	25,783
Sino-American Silicon Products, Inc.	7,000	37,997
Taichung Commercial Bank Co. Ltd.	121,350	46,152
Taiwan Cement Corp.	57,800	82,874
Taiwan Cooperative Financial Holding Co. Ltd.	78,202	53,480

	Shares	Value

Taiwan Mobile Co. Ltd.	4,000	$ 13,742
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	696,474
Tripod Technology Corp.	6,000	27,533
Uni-President Enterprises Corp.	52,000	126,274
United Microelectronics Corp.	40,000	71,422
Voltronic Power Technology Corp.	4,257	194,588
TOTAL TAIWAN		1,964,708
THAILAND – 1.7%
Advanced Info Service PCL	1,800	10,344
Airports of Thailand PCL	91,500	181,900
Intouch Holdings PCL Class F	3,300	6,174
The Siam Cement PCL	6,100	77,040
TOTAL THAILAND		275,458
TURKEY – 2.1%
Akbank T.A.S. (a)	55,570	48,576
BIM Birlesik Magazalar AS	11,764	115,972
Enka Insaat ve Sanayi AS	118,153	125,948
Turkiye Garanti Bankasi AS (a)	40,239	51,329
TOTAL TURKEY		341,825
UNITED ARAB EMIRATES – 0.8%
Dubai Islamic Bank PJSC	32,832	45,049
Emirates NBD Bank PJSC	14,883	47,812
Emirates Telecommunications Group Co. PJSC	8,070	43,677
TOTAL UNITED ARAB EMIRATES		136,538
UNITED STATES OF AMERICA – 0.2%
Yum China Holdings, Inc.	628	35,614
TOTAL UNITED STATES OF AMERICA		35,614
TOTAL COMMON STOCKS (Cost $14,574,413)		16,012,487
Preferred Stock – 1.4%

BRAZIL – 1.4%
Cia Paranaense de Energia	13,500	161,414
Itausa - Investimentos Itau S.A.	30,300	58,883
TOTAL BRAZIL		220,297
RUSSIA – 0.0%
Transneft PJSC	1	1,903
TOTAL RUSSIA		1,903
TOTAL PREFERRED STOCKS (Cost $244,035)		222,200

Quarterly Report	4

Money Market Fund – 0.2%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (c) (Cost $37,518)	37,511	$ 37,518
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $14,855,966)		16,272,205
NET OTHER ASSETS (LIABILITIES) – 0.1%		18,754
NET ASSETS – 100.0%		$ 16,290,959

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $698,119 or 4.3% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$8
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	6